UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F

FROM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 1999

Check here if Amendment [];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement   [] adds new entries

Institutional Investment Manager Filing this Report:

Name:  R.B. Haave Associates, Inc.
Address: 36 Grove Street, New Canaan, CT 06840

13F File Number: 28-1407

The institutional investment manager filing this report and the person by whomit is signed represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables. Are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Gordon C. Haave
Title:  Vice-President
Phone: 203 972-0012
Signature, Place, and Date of Signing:
Gordon C Haave    New Canaan, CT  November 4, 1999

Report Type ( Check only one.):
[x]     13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:  0
Form 13F Table Entry Total:
Form 13F Information Table Value Total:  41,758

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VALUE
SHARES/
SH/
PUT/
INVSTMT
VOTING
AUTHORITY

Name of Issuer
Title of Class
CUSIP
(x$1000)
PRN AMT
PRN
CALL
DISCRETN
SOLE
SHARED
NONE











AGRIUM
COM
008916108
70
7000
SH

SOLE
7000


ALGOMA STEEL
COM
01566M105
361
257000
SH

SOLE
257000


APT SATELLITE
COM
00203R105
4167
901100
SH

SOLE
901100


BURLINGTON INDUS
COM
050757103
1982
440400
SH

SOLE
440400


C.H. HEIST
COM
423076108
24
3600
SH

SOLE
3600


CHINA EASTERN AIR
COM
16937R104
523
45000
SH

SOLE
45000


CHINA YUCHAI
COM
G21082105
7888
4351800
SH

SOLE
4351800


CORN PRODUCTS
COM
219023108
943
31000
SH

SOLE
31000


CROWN VANTAGE
COM
228622106
1972
901300
SH

SOLE
901300


EDISON BROTHERS
COM
280875303
0
1193500
SH

SOLE
1193500


EDISON BROTHERS
WTS
280875113
0
114811
SH

SOLE
114811


EK CHOR CHINA
COM
2295462
24
10000
SH

SOLE
10000


FREEPORT MC B
PFD
35671D857
778
50000
SH

SOLE
50000


GULF CANADA
COM
402181305
609
145483
SH

SOLE
145483


HITACHI
ADR
433578507
3688
33800
SH

SOLE
33800


HUANENG POWER
ADR
443304100
373
30000
SH

SOLE
30000


ICO GLOBAL UNITS
15%
44929PAB6
3443
20250000
PRN

SOLE
20250000


ICO GLOBAL BONDS
15%
44929PAA8
170
1000000
SH

SOLE
1000000


JW MAYS
COM
578473100
826
155500
SH

SOLE
155500


LASMO PLC
ADR
501730204
684
99500
SH

SOLE
99500


LTV CORP
COM
501921100
474
87100
SH

SOLE
87100


MAKITA
ADR
560877300
715
65000
SH

SOLE
65000


MATSUSHITA
ADR
57687209
1881
9000
SH

SOLE
9000


METROMEDIA
COM
591695101
1719
416624
SH

SOLE
416624


METROMEDIA
PFD
591695200
1182
48000
SH

SOLE
48000


NATIONAL STEEL
COM
637844309
659
95000
SH

SOLE
95000


NS GROUP
COM
628916108
1114
103600
SH

SOLE
103600


PITTSTON MINERALS
COM
725701205
611
425100
SH

SOLE
425100


PRISON REALTY
COM
74264N105
645
60000
SH

SOLE
60000


SCOTTS LIQUID GOLD
COM
810202101
64
68000
SH

SOLE
68000


SIGMA DESIGNS
COM
826565103
1948
294000
SH

SOLE
294000


WELLMAN
COM
949702104
18
1000
SH

SOLE
1000





39555








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